Income Taxes - Summary of Reconciliation of Deferred Tax Assets and Liabilities, Net (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2023 USD ($)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred Tax (Liability) Asset Beginning Balance	$ 98,415,751	$ 77,822,839
Deferred tax benefit	13,810,280	1,455,448
Translation effect	3,202,557	(1,644,500)
Deferred tax benefit recognized in OCI	1,861,305	10,985,695	$ (4,176,197)
Deferred taxes acquired in business combinations	(529,191)	(11,571)
Hyperinflationary effect in Argentina	(146,182)	(942,751)
Disposals (Note 2Ac)	0	(3,856,459)
Spin-off	0	14,607,050
Related discontinued operation	0	0
Deferred tax (liability) asset ending balance	116,614,520	98,415,751	77,822,839
Presented in the consolidated statements of financial position as follows:
Deferred income tax assets	137,883,622	128,717,811		$ 8,162
Deferred income tax liabilities	(21,269,102)	(30,302,060)		$ (1,259)
Deferred tax assets and liabilities, net	$ 116,614,520	$ 98,415,751	$ 77,822,839